Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value and Cost of Non-Derivative Instruments

	Successor
	At June 30, 2012		At December 31, 2011
$ in millions	Cost	Fair Value	Cost	Fair Value
Assets
Money Market Funds	$0.2	$0.2	$0.2	$0.2
Equity Securities	4.0	4.9	3.9	4.4
Debt Securities	5.0	5.5	5.0	5.5
Multi-Strategy Fund	0.3	0.2	0.3	0.2
Total Assets	$9.5	$10.8	$9.4	$10.3

Liabilities
Debt	$2,619.6	$2,744.4	$2,629.3	$2,710.6

Fair Value and Redemption Frequency

Fair Value Estimated Using Net Asset Value per Unit (Successor)
$ in millions	Fair Value at June 30, 2012	Fair Value at December 31, 2011	Unfunded Commitments
Money Market Fund (a)	$0.2	$0.2	$-
Equity Securities (b)	4.9	4.4	-
Debt Securities (c)	5.5	5.5	-
Multi-Strategy Fund (d)	0.2	0.2	-
Total	$10.8	$10.3	$-

Fair Value of Assets and Liabilities Measured on Recurring Basis

	Assets and Liabilities Measured at Fair Value on a Recurring Basis (Successor)
		Level 1	Level 2	Level 3
$ in millions	Fair Value at June 30, 2012*	Based on Quoted Prices in Active Markets	Other Observable Inputs	Unobservable Inputs	Collateral and Counterparty Netting	Fair Value on Balance Sheet at June 30, 2012
Assets
Master Trust Assets
Money Market Funds	$0.2	$-	$0.2	$-	$-	$0.2
Equity Securities	4.9	-	4.9	-	-	4.9
Debt Securities	5.5	-	5.5	-	-	5.5
Multi-Strategy Fund	0.2	-	0.2	-	-	0.2
Total Master Trust Assets	10.8	-	10.8	-	-	10.8
Derivative Assets
Heating Oil Futures	0.3	0.3	-	-	(0.3)	-
Forward Power Contracts	18.3	-	18.3	-	(3.3)	15.0
Total Derivative Assets	18.6	0.3	18.3	-	(3.6)	15.0

Total Assets	$29.4	$0.3	$29.1	$-	$(3.6)	$25.8

Liabilities
Derivative Liabilities
Interest Rate Hedge	$(39.5)	$-	$(39.5)	$-	$-	$(39.5)
FTRs	(0.1)	-	-	(0.1)	-	(0.1)
Forward NYMEX Coal Contracts	(16.5)	-	(16.5)	-	11.4	(5.1)
Forward Power Contracts	(16.0)	-	(16.0)	-	11.5	(4.5)
Total Derivative Liabilities	(72.1)	-	(72.0)	(0.1)	22.9	(49.2)

Long-term Debt	(2,744.4)	-	(2,725.2)	(19.2)	-	(2,744.4)

Total Liabilities	$(2,816.5)	$-	$(2,797.2)	$(19.3)	$22.9	$(2,793.6)

	Assets and Liabilities Measured at Fair Value on a Recurring Basis (Successor)
		Level 1	Level 2	Level 3
$ in millions	Fair Value at December 31, 2011 *	Based on Quoted Prices in Active Markets	Other Observable Inputs	Unobservable Inputs	Collateral and Counterparty Netting	Fair Value on Balance Sheet at December 31, 2011
Assets
Master Trust Assets
Money Market Funds	$0.2	$-	$0.2	$-	$-	$0.2
Equity Securities	4.4	-	4.4	-	-	4.4
Debt Securities	5.5	-	5.5	-	-	5.5
Multi-Strategy Fund	0.2	-	0.2	-	-	0.2
Total Master Trust Assets	10.3	-	10.3	-	-	10.3
Derivative Assets
FTRs	0.1	-	0.1	-	-	0.1
Heating Oil Futures	1.8	1.8	-	-	(1.8)	-
Forward Power Contracts	17.3	-	17.3	-	(1.0)	16.3
Total Derivative Assets	19.2	1.8	17.4	-	(2.8)	16.4

Total Assets	$29.5	$1.8	$27.7	$-	$(2.8)	$26.7

Liabilities
Derivative Liabilities
Interest Rate Hedge	$(32.5)	$-	$(32.5)	$-	$-	$(32.5)
Forward NYMEX Coal Contracts	(14.5)	-	(14.5)	-	10.8	(3.7)
Forward Power Contracts	(13.3)	-	(13.3)	-	5.6	(7.7)
Total Derivative Liabilities	(60.3)	-	(60.3)	-	16.4	(43.9)

Total Liabilities	$(60.3)	$-	$(60.3)	$-	$16.4	$(43.9)